HICKORY FUND

Schedule of Investments
June 30, 2020

Common Stocks - 95.1%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	11.6
Liberty Broadband Corp.*
Series A		23,750	2,902,013
Series C		77,500	9,606,900
Liberty SiriusXM Group*
Series A		50,000	1,726,000
Series C		180,000	6,201,000

Alternative Carriers	9.8
Liberty Global plc - Class C* (c)		300,000	6,453,000
GCI Liberty, Inc. - Class A*		89,000	6,329,680
Liberty Latin America Ltd. - Class C* (c)		475,000	4,484,000

Integrated Telecommunication Services	6.1
LICT Corp.*		638	10,782,200

Movies & Entertainment	1.3
Liberty Braves Group*
Series A		11,000	220,880
Series C		105,000	2,072,700
	28.8		50,778,373

Information Technology
Application Software	11.7
Guidewire Software, Inc.*		77,500	8,590,875
ACI Worldwide, Inc.*		266,985	7,205,925
Box, Inc. - Class A*		230,000	4,774,800

Data Processing & Outsourced Services	3.1
Black Knight, Inc.*		75,000	5,442,000

Electronic Components	1.9
Dolby Laboratories, Inc.		50,000	3,293,500
	16.7		29,307,100

Industrials
Industrial Machinery	4.8
Ingersoll Rand Inc.*		200,000	5,624,000
IDEX Corp.		17,500	2,765,700

Research & Consulting Services	3.3
CoStar Group, Inc.*		8,250	5,863,027

Aerospace & Defense	2.4
HEICO Corp. - Class A		52,000	4,224,480
	10.5		18,477,207

Materials
Construction Materials	7.1
Summit Materials, Inc. - Class A*		325,000	5,226,000
Martin Marietta Materials, Inc.		18,500	3,821,545
Vulcan Materials Co.		30,000	3,475,500

Specialty Chemicals	3.3
Axalta Coating Systems Ltd.* (c)		255,000	5,750,250
	10.4		18,273,295

Consumer Discretionary
Automotive Retail	5.1
CarMax, Inc.*		100,000	8,955,000

Distributors	2.6
LKQ Corp.*		175,000	4,585,000

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Internet & Direct Marketing Retail	2.2
Qurate Retail, Inc. - Series A*		400,000	3,800,000
	9.9		17,340,000

Financials
Regional Banks	2.9
First Hawaiian, Inc.		300,000	5,172,000

Property & Casualty Insurance	2.9
Markel Corp.*		5,500	5,077,435

Mortgage REITs	2.2
Redwood Trust, Inc.		560,000	3,920,000
	8.0		14,169,435

Health Care
Health Care Services	4.5
Laboratory Corp. of America Holdings*		47,500	7,890,225

Real Estate
Office REITs	2.6
Equity Commonwealth		145,000	4,669,000

Other
Other	3.7
EverArc Holdings Ltd.* (c) (d)		500,000	6,500,000
Total Common Stocks (Cost $116,710,102)			167,404,635

Warrants - 0.1%

EverArc Holdings Ltd.* (c) (d) (e) (Cost $5,000)		500,000	127,500

Cash Equivalents - 5.1%

U.S. Treasury Bills, 0.11% to 0.12%, 7/21/20 to 8/18/20(a)		7,000,000	6,999,050

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.12%(b)		1,966,568	1,966,568
Total Cash Equivalents (Cost $8,965,646)			8,965,618
Total Investments in Securities (Cost $125,680,748)			176,497,753
Other Liabilities in Excess of Other Assets - (0.3%)			(519,117)
Net Assets - 100%			175,978,636
Net Asset Value Per Share			44.85

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2020.
(c) Foreign domiciled entity
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
June 30, 2020

Common Stocks - 91.4%
	% of Net
Communication Services	Assets	Shares	$ Value
Interactive Media & Services	11.1
Alphabet, Inc. - Class C* (c)		24,000	33,926,640
Facebook, Inc. - Class A* (c)		110,000	24,977,700

Cable & Satellite	9.8
Liberty Broadband Corp.* (c)
Series A		90,000	10,997,100
Series C		150,000	18,594,000
Liberty SiriusXM Group* (c)
Series A		200,000	6,904,000
Series C		450,000	15,502,500

Alternative Carriers	4.2
Liberty Global plc - Class C* (c) (d)		1,040,000	22,370,400
	25.1		133,272,340

Information Technology
Data Processing & Outsourced Services	12.9
Mastercard Inc. - Class A(c)		95,000	28,091,500
Visa Inc. - Class A		140,000	27,043,800
Black Knight, Inc.*		180,000	13,060,800

Application Software	7.8
Intelligent Systems Corp.* †		998,497	34,028,778
Box, Inc. - Class A*		350,000	7,266,000

Semiconductors	3.4
Texas Instruments, Inc.(c)		140,000	17,775,800
	24.1		127,266,678

Financials
Multi-Sector Holdings	11.5
Berkshire Hathaway Inc. - Class B* (c)		340,000	60,693,400

Property & Casualty Insurance	5.6
Markel Corp.* (c)		32,000	29,541,440

Investment Banking & Brokerage	2.5
The Charles Schwab Corp.		400,000	13,496,000

Insurance Brokers	1.3
Aon plc - Class A(d)		35,000	6,741,000

Mortgage REITs	1.2
Redwood Trust, Inc.(c)		900,000	6,300,000
	22.1		116,771,840

Consumer Discretionary
Internet & Direct Marketing Retail	4.9
Amazon.com, Inc.* (c)		7,000	19,311,740
Qurate Retail, Inc. - Series A* (c)		700,000	6,650,000

Automotive Retail	2.4
CarMax, Inc.* (c)		140,000	12,537,000
	7.3		38,498,740

Health Care
Health Care Services	3.8
Laboratory Corp. of America Holdings* (c)		120,000	19,933,200

		$ Principal
	% of Net	Amount
Materials	Assets	or Shares	$ Value
Construction Materials	3.4
Summit Materials, Inc. - Class A* (c)		780,000	12,542,400
Vulcan Meterials Co.		45,000	5,213,250
	3.4		17,755,650

Industrials
Research & Consulting Services	1.9
CoStar Group, Inc.*		14,000	9,949,380

Other
Other	3.7
EverArc Holdings Ltd.* (d) (e)		1,500,000	19,500,000
Total Common Stocks (Cost $246,311,966)			482,947,828

Warrants - 0.1%

EverArc Holdings Ltd.* (d) (e) (f) (Cost $15,000)		1,500,000	382,500

Cash Equivalents - 7.5%

U.S. Treasury Bills, 0.11% to 0.12%, 7/21/20 to 8/18/20(a)		20,000,000	19,997,750

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.12%(b)		19,693,594	19,693,594
Total Cash Equivalents (Cost $39,691,395)			39,691,344
Total Investments in Securities (Cost $286,018,361)			523,021,672
Due From Broker(c) - 15.8%			83,549,606
Securities Sold Short - (16.1%)			(84,874,000)
Options Written - (0.0%)			(91,000)
Other Assets Less Other Liabilities - 1.3%			6,980,164
Net Assets - 100%			528,586,442
Net Asset Value Per Share - Investor Class			13.55
Net Asset Value Per Share - Institutional Class			14.23

Securities Sold Short - (16.1%)

Invesco QQQ Trust, Series 1		70,000	(17,332,000)
Sirius XM Holdings Inc.		1,000,000	(5,870,000)
SPDR S&P 500 ETF Trust		200,000	(61,672,000)
Total Securities Sold Short (proceeds $62,898,375)			(84,874,000)

		Shares
Options Written* - (0.0%)		subject
	$ Notional	to option
Covered Call Options
CarMax Inc., Oct 2020 / $100	2,000,000	20,000	(91,000)
Total Options Written (premiums received $156,008)			(91,000)

* Non-income producing
† Non-controlled affiliate
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2020.
(c) Fully or partially pledged as collateral on securities sold short and outstanding written options.
(d) Foreign domiciled entity
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
June 30, 2020

Common Stocks - 96.5%
	% of Net
Information Technology	Assets	Shares	$ Value
Data Processing & Outsourced Services	11.1
Visa Inc. - Class A		100,000	19,317,000
Mastercard Inc. - Class A		55,000	16,263,500
Black Knight, Inc.*		180,000	13,060,800

Application Software	8.8
ACI Worldwide, Inc.*		550,000	14,844,500
Guidewire Software, Inc.*		125,000	13,856,250
Box, Inc. - Class A*		450,000	9,342,000

Semiconductors	2.9
Texas Instruments, Inc.		100,000	12,697,000

Systems Software	2.9
Oracle Corp.		225,000	12,435,750
	25.7		111,816,800

Communication Services
Cable & Satellite	10.2
Liberty Broadband Corp.*
Series A		65,000	7,942,350
Series C		140,000	17,354,400
Liberty SiriusXM Group*
Series A		120,000	4,142,400
Series C		435,000	14,985,750

Interactive Media & Services	9.4
Alphabet, Inc. - Class C*		18,400	26,010,424
Facebook, Inc. - Class A*		65,000	14,759,550

Alternative Carriers	5.6
Liberty Global plc - Class C* (c)		725,000	15,594,750
Liberty Latin America Ltd. - Class C* (c)		950,000	8,968,000
	25.2		109,757,624

Financials
Multi-Sector Holdings	6.4
Berkshire Hathaway Inc. - Class B*		155,000	27,669,050

Insurance Brokers	3.3
Aon plc - Class A(c)		75,000	14,445,000

Investment Banking & Brokerage	3.1
The Charles Schwab Corp.		400,000	13,496,000

Property & Casualty Insurance	3.1
Markel Corp.*		14,500	13,385,965

Mortgage REITs	1.9
Redwood Trust, Inc.		1,200,000	8,400,000
	17.8		77,396,015

Materials
Construction Materials	7.7
Vulcan Materials Co.		130,000	15,060,500
Summit Materials, Inc. - Class A*		600,000	9,648,000
Martin Marietta Materials, Inc.		42,500	8,779,225

Specialty Chemicals	2.4
Axalta Coating Systems Ltd.* (c)		465,000	10,485,750
	10.1		43,973,475

		$ Principal
	% of Net	Amount
Industrials	Assets	or Shares	$ Value
Research & Consulting Services	3.6
CoStar Group, Inc.*		22,000	15,634,740

Aerospace & Defense	2.2
HEICO Corp. - Class A		120,000	9,748,800

Industrial Machinery	1.5
IDEX Corp.		40,000	6,321,600
	7.3		31,705,140

Consumer Discretionary
Automotive Retail	3.5
CarMax, Inc.*		170,000	15,223,500

Distributors	2.5
LKQ Corp.*		425,000	11,135,000
	6.0		26,358,500

Health Care
Health Care Services	4.4
Laboratory Corp. of America Holdings*		115,000	19,102,650
Total Common Stocks (Cost $277,626,645)			420,110,204

Cash Equivalents - 3.3%

U.S. Treasury Bills, 0.11% to 0.12%, 7/21/20 to 8/18/20(a)		8,000,000	7,998,991

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.12%(b)		6,523,958	6,523,958
Total Cash Equivalents (Cost $14,522,977)			14,522,949
Total Investments in Securities (Cost $292,149,622)			434,633,153
Other Assets Less Other Liabilities - 0.2%			711,029
Net Assets - 100%			435,344,182
Net Asset Value Per Share - Investor Class			26.56
Net Asset Value Per Share - Institutional Class			27.02

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2020.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

VALUE FUND

Schedule of Investments
June 30, 2020

Common Stocks - 95.5%
	% of Net
Communication Services	Assets	Shares	$ Value
Interactive Media & Services	12.2
Alphabet, Inc. - Class C*		40,000	56,544,400
Facebook, Inc. - Class A*		160,000	36,331,200

Cable & Satellite	11.4
Liberty Broadband Corp. - Series C*		365,000	45,245,400
Comcast Corp. - Class A		560,000	21,828,800
Liberty SiriusXM Group - Series C*		575,000	19,808,750
	23.6		179,758,550

Information Technology
Data Processing & Outsourced Services	8.4
Visa Inc. - Class A		170,000	32,838,900
Mastercard Inc. - Class A		105,000	31,048,500

Semiconductors	4.0
Analog Devices, Inc.		250,000	30,660,000

Systems Software	3.8
Oracle Corp.		525,000	29,016,750

Application Software	3.4
salesforce.com, inc.*		140,000	26,226,200

IT Consulting & Other Services	2.7
Accenture plc - Class A(c)		95,000	20,398,400
	22.3		170,188,750

Financials
Multi-Sector Holdings	6.2
Berkshire Hathaway Inc. - Class B*		265,000	47,305,150

Insurance Brokers	4.0
Aon plc - Class A(c)		160,000	30,816,000

Investment Banking & Brokerage	3.5
The Charles Schwab Corp.		800,000	26,992,000

Diversified Banks	3.0
JPMorgan Chase & Co.		240,000	22,574,400

Financial Exchanges & Data	2.7
S&P Global Inc.		62,500	20,592,500
	19.4		148,280,050

Health Care
Life Sciences Tools & Services	4.7
Thermo Fisher Scientific Inc.		100,000	36,234,000

Health Care Equipment	4.3
Danaher Corp.		185,000	32,713,550

Health Care Services	3.3
Laboratory Corp. of America Holdings*		150,000	24,916,500
	12.3		93,864,050

		$ Principal
	% of Net	Amount
Materials	Assets	or Shares	$ Value
Construction Materials	3.6
Vulcan Materials Co.		240,000	27,804,000

Industrial Gases	2.8
Linde plc(c)		100,000	21,211,000
	6.4		49,015,000

Consumer Discretionary
Internet & Direct Marketing Retail	3.2
Amazon.com, Inc.*		9,000	24,829,380

Automotive Retail	2.8
CarMax, Inc.*		235,000	21,044,250
	6.0		45,873,630

Industrials
Research & Consulting Services	3.3
CoStar Group, Inc.*		35,000	24,873,450

Consumer Staples
Distillers & Vintners	2.2
Diageo plc - Sponsored ADR(c)		125,000	16,798,750
Total Common Stocks (Cost $413,114,526)			728,652,230

Cash Equivalents - 4.6%

U.S. Treasury Bills, 0.10% to 0.12%, 7/07/20 to 8/18/20(a)		27,000,000	26,996,337

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.12%(b)		8,403,288	8,403,288
Total Cash Equivalents (Cost $35,399,744)			35,399,625
Total Investments in Securities (Cost $448,514,270)			764,051,855
Other Liabilities in Excess of Other Assets - (0.1%)			(743,355)
Net Assets - 100%			763,308,500
Net Asset Value Per Share - Investor Class			43.99
Net Asset Value Per Share - Institutional Class			44.69

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2020.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
June 30, 2020

Common Stocks - 40.7%
	% of Net
Information Technology	Assets	Shares	$ Value
Systems Software	3.8
Microsoft Corp.		17,500	3,561,425
Oracle Corp.		42,500	2,348,975

Data Processing & Outsourced Services	3.5
Visa Inc. - Class A		15,000	2,897,550
Mastercard Inc. - Class A		9,250	2,735,225

Semiconductors	2.4
Analog Devices, Inc.		17,500	2,146,200
Texas Instruments, Inc.		12,500	1,587,125

Application Software	1.4
Guidewire Software, Inc.*		20,000	2,217,000

IT Consulting & Other Services	1.1
Accenture plc - Class A(d)		8,000	1,717,760
	12.2		19,211,260

Financials
Multi-Sector Holdings	2.0
Berkshire Hathaway Inc. - Class B*		18,000	3,213,180

Insurance Brokers	1.8
Aon plc - Class A(d)		15,000	2,889,000

Investment Banking & Brokerage	1.6
The Charles Schwab Corp.		75,000	2,530,500

Diversified Banks	1.3
JPMorgan Chase & Co.		22,000	2,069,320

Financial Exchanges & Data	1.3
S&P Global Inc.		6,000	1,976,880

Property & Casualty Insurance	1.2
Markel Corp.*		2,000	1,846,340

Mortgage REITs	0.6
Redwood Trust, Inc.		125,000	875,000
	9.8		15,400,220

Health Care
Life Sciences Tools & Services	2.3
Thermo Fisher Scientific Inc.		10,000	3,623,400

Health Care Equipment	1.7
Danaher Corp.		15,000	2,652,450

Health Care Services	1.6
Laboratory Corp. of America Holdings*		15,000	2,491,650
	5.6		8,767,500

Communication Services
Cable & Satellite	2.7
Charter Communications, Inc. - Class A*		5,000	2,550,200
Comcast Corp. - Class A		45,000	1,754,100

Interactive Media & Services	2.0
Alphabet, Inc. - Class C*		2,200	3,109,942
	4.7		7,414,242

		$ Principal
	% of Net	Amount
Materials	Assets	or Shares	$ Value
Construction Materials	2.7
Vulcan Materials Co.		22,500	2,606,625
Martin Marietta Materials, Inc.		8,000	1,652,560

Industrial Gases	1.3
Linde plc(d)		10,000	2,121,100
	4.0		6,380,285

Industrials
Industrial Machinery	2.2
IDEX Corp.		11,000	1,738,440
Fortive Corp.		25,000	1,691,500

Industrial Conglomerates	1.0
Honeywell International Inc.		11,000	1,590,490
	3.2		5,020,430

Consumer Staples
Distillers & Vintners	1.2
Diageo plc - Sponsored ADR(d)		14,000	1,881,460
Total Common Stocks (Cost $40,999,926)			64,075,397

Corporate Bonds - 7.6%

AutoZone, Inc. 3.625% 4/15/25		500,000	559,321

Bank of America Corp. 2.738% 1/23/22		1,331,000	1,346,005

Berkshire Hathaway Inc.
2.2% 3/15/21		500,000	506,027
Finance Corp.
4.25% 1/15/21		300,000	306,291

Broadcom Corp. 2.2% 1/15/21		1,000,000	1,007,650

First Republic Bank 2.5% 6/06/22		1,000,000	1,029,781

FLIR Systems, Inc. 3.125% 6/15/21		825,000	839,608

Goldman Sachs Group, Inc. 2.6% 12/27/20		500,000	504,981

JPMorgan Chase & Co. 3.375% 5/01/23		500,000	535,139

Manufacturers & Traders Trust Co. 2.625% 1/25/21		425,000	429,394

Markel Corp.
4.9% 7/01/22		410,000	439,602
3.625% 3/30/23		500,000	533,278

U.S. Bancorp
2.35% 1/29/21		1,000,000	1,009,667
2.4% 7/30/24		500,000	532,521

Wells Fargo & Co.
4.6% 4/01/21		1,250,000	1,288,770
3.5% 3/08/22		1,000,000	1,047,702
Total Corporate Bonds (Cost $11,660,385)			11,915,737

Asset-Backed Securities - 5.3%	$ Principal
	Amount	$ Value
ARI Fleet Lease Trust (ARIFL)(c)
2020-A CL A2 — 1.77% 8/15/28	250,000	252,011

Ascentium Equipment Receivables Trust (ACER)(c)
2017-1A CL B — 2.85% 10/10/21	400,000	404,881

Commercial Credit Group Receivables Trust (CCG)(c)
2019-2 CL A2 — 2.11% 3/15/27	500,000	505,892

Dell Equipment Finance Trust (DEFT)(c)
2017-2 CL C — 2.73% 10/24/22	500,000	500,866

Drive Auto Receivables Trust (DRIVE)
2018-2 CL C — 3.63% 8/15/24	161,094	161,984

DT Auto Owner Trust (DTAOT)(c)
2016-4A CL D — 3.77% 10/17/22	69,165	69,350
2018-3A CL C — 3.79% 7/15/24	500,000	509,416

Enterprise Fleet Financing LLC (EFF)(c)
2017-2 CL A3 — 2.22% 1/20/23	479,519	482,369
2019-2 CL A2 — 2.29% 2/20/25	378,634	385,293
2020-1 CL A2 — 1.78% 12/22/25	500,000	506,320

Exeter Automobile Receivables Trust (EART)(c)
2019-3A CL A — 2.59% 9/15/22	69,169	69,456
2019-2A CL B — 3.06% 5/15/23	180,000	181,522
2020-1A CL A — 2.05% 6/15/23	173,434	174,507
2020-2A CL A — 1.13% 8/15/23	250,000	250,392

GLS Auto Receivables Trust (GCAR)(c)
2020-1A CL A — 2.17% 2/15/24	210,806	213,243
2020-2A CL A — 1.58% 8/15/24	230,000	230,454

Great America Leasing Receivables Trust (GALC)(c)
2020-1 CL A2 — 1.76% 6/15/22	500,000	504,515

Hewlett-Packard Financial Services Equipment Trust (HPEFS)(c)
2019-1A CL A2 — 2.19% 9/20/29	221,023	222,823
2020-1A CL A2 — 1.73% 2/20/30	250,000	252,616

Marlette Funding Trust (MFT)(c)
2019-2A CL A — 3.13% 7/16/29	228,916	231,005
2019-3A CL A — 2.69% 9/17/29	247,369	248,981

OneMain Direct Auto Receivables Trust (ODART)(c)
2017-2A CL D — 3.42% 10/15/24	380,000	381,993

OneMain Financial Issuance Trust (OMFIT)(c)
2016-1A CL B — 4.57% 2/20/29	110,857	111,002

Prosper Marketplace Issuance Trust (PMIT)(c)
2019-3A CL A — 3.19% 7/15/25	183,917	184,674

Securitized Term Auto Receivables Trust (SSTRT)(c) (d)
2019-CRTA CL B — 2.453% 3/25/26	187,331	189,818

Social Professional Loan Program LLC (SOFI)(c)
2018-A CL A2A — 2.39% 2/25/42	203,366	203,821

SoFi Consumer Loan Program LLC (SCLP)(c)
2019-2 CL A — 3.01% 4/25/28	218,988	222,135
2019-3 CL A — 2.9% 5/25/28	245,561	249,054

Upstart Securitization Trust (UPST)(c)
2018-1 CL C — 4.997% 8/20/25	121,507	121,237

	$ Principal
	Amount	$ Value
Westlake Automobile Receivables Trust (WLAKE)(c)
2018-3A CL B — 3.32% 10/16/23	300,000	301,941
Total Asset-Backed Securities (Cost $8,269,102)		8,323,571

Commercial Mortgage-Backed Securities - 0.3%

GPMT Ltd. (GPMT)(c) (d)
2018-FL1 CL A — 1.09388% 11/21/35
Floating Rate (Mthly LIBOR + 90) (Cost $489,121)	503,801	482,914

Mortgage-Backed Securities - 5.3%

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 3/15/25	33,432	35,040

Pass-Through Securities
J14649 — 3.5% 4/01/26	60,944	64,074
E02948 — 3.5% 7/01/26	95,884	100,900
J16663 — 3.5% 9/01/26	59,972	63,131
ZS8692 — 2.5% 4/01/33	359,406	377,309
		640,454

Federal National Mortgage Association
Pass-Through Securities
AR8198 — 2.5% 3/01/23	56,286	58,990
MA1502 — 2.5% 7/01/23	50,559	52,987
995755 — 4.5% 5/01/24	7,034	7,497
AB1769 — 3.0% 11/01/25	50,866	53,860
AB3902 — 3.0% 11/01/26	102,197	107,623
AK3264 — 3.0% 2/01/27	81,479	85,813
AB 6291 — 3.0% 9/01/27	455,924	479,586
MA3189 — 2.5% 11/01/27	396,262	415,298
MA3791 — 2.5% 9/01/29	807,341	847,916
BM5708 — 3.0% 12/01/29	365,912	384,779
AS7698 — 2.5% 8/01/31	934,626	983,607
AS7701 — 2.5% 8/01/31	530,591	565,557
MA3540 — 3.5% 12/01/33	319,893	336,317
		4,379,830

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 12/20/26	102,185	107,344

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)(c) (e)
2014-5 CL A1 — 2.959663% 10/25/29	153,635	160,359
2016-3 CL 2A1 — 3.0% 10/25/46	486,136	505,780
2017-3 CL 2A2 — 2.5% 8/25/47	591,245	606,750

Sequoia Mortgage Trust (SEMT)(c) (e)
2017-CH1 CL A11 — 3.5% 8/25/47	133,186	134,484
2018-CH2 CL A12 — 4.0% 6/25/48	245,568	248,506
2018-CH4 CL A10 — 4.5% 10/25/48	208,328	210,855
2019-CH2 CL A1 — 4.5% 8/25/49	264,234	272,784
2019-CH3 CL A10 — 4.0% 9/25/49	300,662	308,347
2019-4 CL A4 — 3.5% 11/25/49	241,479	247,549
2020-2 CL A4 — 3.5% 3/25/50	278,566	287,444
2020-3 CL A4 — 3.0% 4/25/50	286,613	297,066
		3,279,924
Total Mortgage-Backed Securities (Cost $8,176,262)		8,407,552

	$ Principal
U.S. Treasury - 31.4%	Amount
	or Shares	$ Value
U.S. Treasury Notes
1.375% 8/31/20	1,000,000	1,001,996
2.0% 9/30/20	1,000,000	1,004,546
1.625% 10/15/20	2,000,000	2,008,362
1.75% 10/31/20	2,000,000	2,010,400
2.0% 11/30/20	2,000,000	2,015,156
1.125% 2/28/21	2,000,000	2,012,539
2.0% 2/28/21	1,000,000	1,012,070
2.375% 4/15/21	1,000,000	1,017,500
1.375% 5/31/21	2,000,000	2,021,875
2.625% 6/15/21	1,000,000	1,023,613
1.75% 7/31/21	3,000,000	3,051,211
1.125% 8/31/21	2,000,000	2,022,187
1.5% 9/30/21	2,000,000	2,033,281
1.875% 11/30/21	2,000,000	2,048,477
1.75% 2/28/22	2,000,000	2,052,656
1.75% 4/30/22	2,000,000	2,058,320
1.875% 4/30/22	1,000,000	1,031,309
2.125% 6/30/22	2,000,000	2,078,594
1.875% 7/31/22	1,000,000	1,035,703
2.0% 7/31/22	1,000,000	1,038,340
1.875% 8/31/22	2,000,000	2,074,101
2.0% 11/30/22	1,000,000	1,044,180
2.0% 2/15/23	1,000,000	1,047,891
2.5% 3/31/23	2,000,000	2,127,656
1.625% 5/31/23	2,000,000	2,084,570
2.5% 8/15/23	2,000,000	2,144,805
2.125% 11/30/23	2,000,000	2,131,641
2.125% 2/29/24	2,000,000	2,140,547
2.0% 4/30/24	1,000,000	1,068,301
Total U.S. Treasury (Cost $48,019,715)		49,441,827

Cash Equivalents - 9.8%

U.S. Treasury Bills, 0.10% to 0.12%, 7/07/20 to 8/18/20(a)	13,000,000	12,998,819

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.12%(b)	2,470,924	2,470,924
Total Cash Equivalents (Cost $15,469,775)		15,469,743
Total Investments in Securities (Cost $133,084,286)		158,116,741
Other Liabilities in Excess of Other Assets - (0.4%)		(569,975)
Net Assets - 100%		157,546,766
Net Asset Value Per Share - Investor Class		14.53
Net Asset Value Per Share - Institutional Class		14.53

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2020.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity
(e) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
June 30, 2020

Corporate Bonds - 37.8%	$ Principal
	Amount	$ Value
Air Canada 7.75% 4/15/21(b) (c)	250,000	250,906

Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	366,000	417,985

American Airlines Group Inc. 3.75% 3/01/25(b)	1,000,000	466,610

Ashtead U.S. Holdings, Inc. 4.0% 5/01/28(b) (c)	670,000	668,325

Beacon Roofing Supply, Inc. 4.875% 11/01/25(b)	323,000	289,140

Berkshire Hathaway Inc. Finance Corp. 4.25% 1/15/49	500,000	641,708

Booking Holdings Inc.
3.65% 3/15/25	100,000	109,878
4.1% 4/13/25	500,000	562,398
3.55% 3/15/28	464,000	507,105

Boston Properties LP 3.125% 9/01/23	555,000	588,704

Broadcom Corp. 3.125% 1/15/25	350,000	374,098

Broadcom Inc. 3.459% 9/15/26(b)	1,014,000	1,089,896

Calumet Specialty Products Partners LP 7.625% 1/15/22	357,000	342,190

Carlisle Companies Inc.
3.5% 12/01/24	532,000	576,356
3.75% 12/01/27	500,000	548,985

CenturyLink, Inc. 6.75% 12/01/21 (Qwest Corp.)	1,250,000	1,321,366

Charter Communications Operating, LLC 4.2% 3/15/28	650,000	729,128

Colfax Corp. 6.0% 2/15/24(b)	1,000,000	1,033,855

CommScope Holding Company, Inc. 5.0% 6/15/21	38,000	38,000

Computer Sciences Corp. 4.45% 9/15/22	500,000	518,590

Concho Resources Inc. 4.375% 1/15/25	500,000	516,127

Cox Communications, Inc. 3.5% 8/15/27(b)	842,000	930,794

Diamondback Energy, Inc.
2.875% 12/01/24	600,000	601,599
5.375% 5/31/25	289,000	297,688
3.25% 12/01/26	75,000	75,514
3.5% 12/01/29	100,000	96,798

Dollar Tree, Inc. 3.7% 5/15/23	75,000	80,317

Donnelley Financial Solutions Inc. 8.25% 10/15/24	660,000	652,565

Element Fleet Management Corp. 3.85% 6/15/25(b) (c)	1,000,000	1,027,400

Energy Transfer Operating, LP
2.9% 5/15/25	500,000	512,557
4.75% 1/15/26	200,000	218,578

Enterprise Products Partners LP 4.45% 2/15/43	990,000	1,095,383

EPR Properties 4.75% 12/15/26	250,000	239,066

EQT Corp. 3.0% 10/01/22	801,000	747,433

	$ Principal
	Amount	$ Value
Expedia Group, Inc.
3.8% 2/15/28	484,000	465,398
3.25% 2/15/30	90,000	84,048

frontdoor, inc. 6.75% 8/15/26(b)	144,000	153,513

L Brands, Inc. 6.694% 1/15/27	1,080,000	916,445

Lennar Corp. 4.75% 5/30/25	622,000	665,605

Level 3 Parent LLC 5.25% 3/15/26	750,000	774,499

Lexington Realty Trust 4.4% 6/15/24	1,000,000	1,022,473

Markel Corp.
4.9% 7/01/22	250,000	268,050
3.625% 3/30/23	200,000	213,311
3.5% 11/01/27	550,000	591,840

Marvell Technology Group Ltd. 4.2% 6/22/23(c)	300,000	322,719

Matador Resources Co. 5.875% 9/15/26	650,000	482,541

Micron Technology, Inc. 4.185% 2/15/27	500,000	554,403

Molex Electronics Technologies, LLC 3.9% 4/15/25(b)	300,000	312,982

MPLX LP
6.25% 10/15/22	1,000,000	1,012,291
4.875% 6/01/25	190,000	212,211
4.0% 3/15/28	85,000	89,613
4.7% 4/15/48	551,000	566,637

MSCI Inc. 4.75% 8/01/26(b)	150,000	155,609

NGL Energy Partners LP
7.5% 11/01/23	1,518,000	1,264,669
6.125% 3/01/25	1,333,000	1,011,274
7.5% 4/15/26	400,000	304,936

NXP BV 4.625% 6/01/23(b) (c)	100,000	109,773

Occidental Petroleum Corp.
3.4% 4/15/26	715,000	588,088
4.3% 8/15/39	100,000	69,409

Parsley Energy LLC
5.25% 8/15/25(b)	1,000,000	963,995
5.875% 5/1/26 (Jagged Peak Energy LLC)	400,000	389,186

PDC Energy, Inc.
6.125% 9/15/24	500,000	466,823
5.75% 5/15/26	777,000	709,521

Physicians Realty Trust 4.3% 3/15/27	1,271,000	1,325,537

Plains All American Pipeline, LP
3.55% 12/15/29	798,000	777,387
4.3% 1/31/43	75,000	65,374

QVC, Inc. 4.375% 3/15/23	500,000	502,450

RELX plc
3.5% 3/16/23	170,000	181,353
4.0% 3/18/29	500,000	581,398

	$ Principal
	Amount	$ Value
Silversea Cruise Holding Ltd. 7.25% 2/01/25(b) (c)	875,000	827,877

Sirius XM Radio Inc. 3.875% 8/01/22(b)	500,000	503,657

Springleaf Finance Corp. 5.375% 11/15/29 (OneMain Holdings Inc.)	900,000	851,580

Sprint Spectrum Co. LLC 3.36% 3/20/23(b) (d)	218,125	221,123

STORE Capital Corp.
4.5% 3/15/28	503,000	512,986
4.625% 3/15/29	500,000	511,517

TC PipeLines LP 4.65% 6/15/21	160,000	163,771

Tempur Sealy International, Inc. 5.625% 10/15/23	1,008,000	1,021,754

United Airlines Holdings, Inc. 4.875% 1/15/25	200,000	160,328

VEREIT, Inc. 3.95% 8/15/27	575,000	598,652

WPX Energy, Inc.
5.75% 6/01/26	75,000	72,968
5.25% 10/15/27	500,000	467,939
4.5% 1/15/30	276,000	244,413
Total Corporate Bonds (Cost $40,242,392)		42,500,968

Corporate Convertible Bonds - 1.6%

Redwood Trust, Inc.
4.75% 8/15/23	850,000	768,013
5.625% 7/15/24	700,000	606,650
5.75% 10/01/25(b)	500,000	412,283
Total Corporate Convertible Bonds (Cost $1,801,628)		1,786,946

Asset-Backed Securities - 29.1%

American Credit Acceptance Receivables Trust (ACAR)(b)
2019-4 CL B — 2.43% 10/12/23	500,000	506,706

AmeriCredit Automobile Receivables Trust (AMCAR)
2017-1 CL D — 3.13% 1/18/23	69,000	70,092

Arivo Acceptance Auto Loan Receivables Trust (ARIVO)(b)
2019-1 CL A — 2.99% 7/15/24	812,562	822,929

Ascentium Equipment Receivables Trust (ACER)(b)
2017-1A CL D — 3.8% 1/10/24	216,000	219,492

Avant Loans Funding Trust (AVNT)(b)
2019-B CL A — 2.72% 10/15/26	212,751	213,193

BCC Funding XVI LLC (BCCFC)(b)
2019-1A CL A2 — 2.46% 8/20/24	500,000	504,495

CarMax Auto Owner Trust (CARMX)
2017-2 CL B — 2.41% 12/15/22	90,000	91,220
2017-2 CL C — 2.6% 2/15/23	53,000	53,300
2017-4 CL C — 2.7% 10/16/23	51,000	51,656

Carvana Auto Receivables Trust (CRVNA)(b)
2019-1A CL C — 3.5% 2/15/24	700,000	713,885

Chesapeake Funding II LLC (CFII)(b)
2017-3A CL D — 3.38% 8/15/29	550,000	556,582

	$ Principal
	Amount	$ Value
Commercial Credit Group Receivables Trust (CCG)(b)
2018-1 CL B — 3.09% 6/16/25	620,000	624,899
2019-1 CL B — 3.22% 9/14/26	750,000	768,695
2019-2 CL B — 2.55% 3/15/27	300,000	302,581

Conn Funding II, LP (CONN)(b)
2019-A CL A — 3.4% 10/16/23	116,589	115,281
2019-B CL A — 2.66% 6/17/24	220,501	217,521

Dell Equipment Finance Trust (DEFT)(b)
2017-2 CL B — 2.47% 10/24/22	108,060	108,239
2018-1 CL B — 3.34% 6/22/23	590,000	600,909
2018-2 CL C — 3.72% 10/22/23	225,000	228,964
2019-1 CL C — 3.14% 3/22/24	750,000	757,971

Driven Brands Funding, LLC (HONK)(b)
2019-2A CL A2 — 3.981% 10/20/49	497,500	510,504

DT Auto Owner Trust (DTAOT)(b)
2016-4A CL D — 3.77% 10/17/22	16,797	16,842
2019-3A CL D — 2.96% 4/15/25	1,000,000	1,005,596

Enterprise Fleet Financing LLC (EFF)(b)
2019-2 CL A2 — 2.29% 2/20/25	473,292	481,616

Exeter Automobile Receivables Trust (EART)(b)
2017-2A CL B — 2.82% 5/16/22	6,760	6,766
2019-3A CL A — 2.59% 9/15/22	69,169	69,456
2017-1A CL C — 3.95% 12/15/22	427,617	431,041
2018-2A CL C — 3.69% 3/15/23	122,967	123,934
2017-3A CL C — 3.68% 7/17/23	88,000	89,621

First Investors Auto Owners Trust (FIAOT)(b)
2015-2A CL D — 4.22% 12/15/21	155,853	156,071
2016-2A CL C — 2.53% 7/15/22	95,036	95,439
2017-1A CL B — 2.67% 4/17/23	89,997	90,129
2017-1A CL C — 2.95% 4/17/23	505,000	509,606
2017-1A CL D — 3.6% 4/17/23	300,000	305,047
2017-3A CL C — 3.0% 1/16/24	521,000	528,107
2017-3A CL D — 3.44% 3/15/24	571,000	581,447
2018-1A CL C — 3.69% 6/17/24	1,021,000	1,041,947

Foundation Finance Trust (FFIN)(b)
2019-1A CL A — 3.86% 11/15/34	434,884	439,449

Freedom Financial (FREED)(b)
2020-FP1 CL A — 2.52% 3/18/27	386,862	386,321
2020-FP1 CL B — 3.06% 3/18/27	500,000	473,233

GLS Auto Receivables Trust (GCAR)(b)
2018-2A CL A — 3.25% 4/18/22	39,352	39,379
2019-2A CL A — 3.06% 4/17/23	141,560	143,115
2019-3A CL A — 2.58% 7/17/23	133,654	135,266
2019-4A CL A — 2.47% 11/15/23	350,145	354,497
2020-1A CL A — 2.17% 2/15/24	421,612	426,485
2020-2A CL B — 3.16% 6/16/25	750,000	772,119

GM Financial Automobile Leasing Trust (GMALT)
2018-3 CL C — 3.7% 7/20/22	550,000	558,174

Hertz Fleet Lease Funding LP (HFLF)(b)
2018-1 CL A2 — 3.23% 5/10/32	221,370	222,778

Hilton Grand Vacations Trust (HGVT)(b)
2020-AA CL B — 4.22% 2/25/39	486,788	490,241

Jersey Mike's Funding, LLC (JMIKE)(b)
2019-1A CL A2 — 4.433% 2/15/50	1,000,000	985,480

	$ Principal
	Amount	$ Value
Marlette Funding Trust (MFT)(b)
2018-3A CL A — 3.2% 9/15/28	7,856	7,852
2018-4A CL B — 4.21% 12/15/28	250,000	251,845
2019-2A CL B — 3.53% 7/16/29	500,000	508,949
2019-3A CL A — 2.69% 9/17/29	247,369	248,981
2019-4A CL A — 2.39% 12/17/29	336,725	338,214

MMAF Equipment Finance LLC (MMAF)(b)
2016-AA CL A4 — 1.76% 1/17/23	230,080	231,146
2017-AA CL A4 — 2.41% 8/16/24	485,000	494,260

Oasis Securitization Funding, LLC (OASIS)(b)
2020-1A CL A — 3.8196% 1/15/32	380,739	380,942

Octane Receivables Trust (OCTL)(b)
2019-1A CL A — 3.16% 9/20/23	697,219	695,186

OneMain Direct Auto Receivables Trust (ODART)(b)
2017-2A CL C — 2.82% 7/15/24	285,000	286,043
2017-2A CL D — 3.42% 10/15/24	800,000	804,196

OneMain Financial Issuance Trust (OMFIT)(b)
2015-3A CL A — 3.63% 11/20/28	225,000	225,787
2017-1A CL A1 — 2.37% 9/14/32	460,963	462,464

Pawnee Equipment Receivables LLC (PWNE)(b)
2019-1 CL A2 — 2.29% 10/15/24	500,000	503,421
2019-1 CL D — 2.86% 10/15/24	500,000	474,803

Prosper Marketplace Issuance Trust (PMIT)(b)
2019-1A CL A — 3.54% 4/15/25	60,041	60,045
2019-1A CL B — 4.03% 4/15/25	500,000	492,458
2019-3A CL A — 3.19% 7/15/25	183,917	184,674
2019-2A CL A — 3.2% 9/15/25	46,142	46,236

Santander Drive Auto Receivables Trust (SDART)
2017-1 CL C — 2.58% 5/16/22	2,598	2,601

Securitized Term Auto Receivables Trust (SSTRT)(b) (c)
2019-CRTA CL C — 2.849% 3/25/26	749,324	760,704

Sierra Timeshare Receivables Funding LLC (SRFC)(b)
2019-2A CL B — 2.82% 5/20/36	465,446	455,383

Small Business Lending Trust (SBIZ)(b)
2020-A CL A — 2.62% 12/15/26	396,629	382,825

SoFi Consumer Loan Program LLC (SCLP)(b)
2016-2 CL A — 3.09% 10/27/25	15,394	15,441
2016-3 CL A — 3.05% 12/26/25	2,814	2,817
2017-1 CL A — 3.28% 1/26/26	6,000	6,022
2018-4 CL C — 4.17% 11/26/27	750,000	743,389
2019-3 CL A — 2.9% 5/25/28	245,561	249,054

Stonebriar Commercial Finance Equipment Trust LLC (SCFET)(b)
2019-2A CL A2 — 2.47% 4/20/26	186,000	187,126

Upgrade Receivables Trust (UPGR)(b)
2018-1A CL C — 5.17% 11/15/24	250,000	245,083
2019-1A CL B — 4.09% 3/15/25	1,117,000	1,101,328

Upstart Securitization Trust (UPST)(b)
2017-2 CL C — 5.59% 3/20/25	395,671	390,633
2018-1 CL C — 4.997% 8/20/25	379,711	378,864
2018-2 CL C — 5.494% 12/22/25	500,000	492,395
2019-1 CL B — 4.19% 4/20/26	400,883	397,827
2019-2 CL B — 3.734% 9/20/29	750,000	729,370
2020-1 CL A — 2.322% 4/22/30	339,963	340,643

	$ Principal
	Amount	$ Value
Verizon Owner Trust (VZOT)(b)
2017-2A CL C — 2.38% 12/20/21	100,000	100,395

Westlake Automobile Receivables Trust (WLAKE)(b)
2018-1A CL C — 2.92% 5/15/23	75,833	76,057
Total Asset-Backed Securities (Cost $32,624,134)		32,753,775

Commercial Mortgage-Backed Securities - 9.4%

BXMT Ltd. (BXMT)(b) (c)
2017-FL1 CL A — 1.06388% 6/15/35
Floating Rate (Mthly LIBOR + 87)	233,738	232,979

Exantas Capital Corp. Ltd. (XAN)(b) (c)
2018-RS06 CL C — 2.04388% 6/15/35
Floating Rate (Mthly LIBOR + 185)	621,000	611,528
2018-RS06 CL D — 2.69388% 6/15/35
Floating Rate (Mthly LIBOR + 250)	1,500,000	1,426,149
2019-RS07 CL A — 1.19388% 4/15/36
Floating Rate (Mthly LIBOR + 100)	716,748	695,245

GPMT Ltd. (GPMT)(b) (c)
2018-FL1 CL C — 2.34388% 11/19/35
Floating Rate (Mthly LIBOR + 215)	1,028,000	893,503
2018-FL1 CL D — 3.14388% 11/21/35
Floating Rate (Mthly LIBOR + 295)	1,096,000	893,137

Hilton USA Trust (HILT)(b)
2016-SFP CL E — 5.519097% 11/05/35	840,000	806,608

PFP Ltd. (PFP)(b) (c)
2019-5 CL C — 2.19513% 4/14/36
Floating Rate (Mthly LIBOR + 200)	500,000	470,000

ReadyCap Commercial Mortgage Trust (RCMT)(b)
2018-FL2 CL C — 2.0845% 6/25/35
Floating Rate (Mthly LIBOR + 190)	750,000	683,403
2018-FL2 CL D — 2.8845% 6/25/35
Floating Rate (Mthly LIBOR + 270)	2,130,000	1,886,436

RETL (RETL)(b)
2019-RVP CL C — 2.28475% 3/15/36
Floating Rate (Mthly LIBOR + 210)	1,250,000	1,107,864

VMC Finance LLC (VMC)(b)
2018-FL2 CL C — 2.14388% 10/15/35
Floating Rate (Mthly LIBOR + 195)	1,000,000	928,943
Total Commercial Mortgage-Backed Securities (Cost $11,515,057)		10,635,795

Mortgage-Backed Securities - 3.4%

Federal Home Loan Mortgage Corporation
Pass-Through Securities
C91945 — 3.0% 8/1/37	756,001	797,216

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 12/01/25	45,514	45,818
MA3443 — 4.0% 8/01/48	509,825	539,988
		585,806

Non-Government Agency
Collateralized Mortgage Obligations
COLT Funding LLC (COLT)(b) (e)
2019-4 CL A1 — 2.579% 11/25/49	176,049	178,223

	$ Principal
	Amount
	or Shares	$ Value
Deephaven Residential Mortgage Trust (DRMT)(b) (e)
2019-3A CL A1 — 2.964% 7/25/59	331,065	337,136
2019-4A CL A1 — 2.791% 10/25/59	394,856	400,030

Flagstar Mortgage Trust (FSMT)(b) (e)
2017-1 CL 2A2 — 3.0% 3/25/47	195,418	203,870

J.P. Morgan Mortgage Trust (JPMMT)(b) (e)
2016-3 CL 2A1 — 3.0% 10/25/46	194,454	202,312
2017-3 CL 2A2 — 2.5% 8/25/47	206,936	212,363
2018-6 CL 2A2 — 3.0% 12/25/48	178,338	186,040

Sequoia Mortgage Trust (SEMT)(b) (e)
2017-CH1 CL A11 — 3.5% 8/25/47	106,549	107,587
2018-CH2 CL A12 — 4.0% 6/25/48	245,568	248,506
2019-CH2 CL A1 — 4.5% 8/25/49	396,351	409,176
		2,485,243
Total Mortgage-Backed Securities (Cost $3,742,677)		3,868,265

Taxable Municipal Bonds - 0.4%

Alderwood Water and Wastewater District, Washington, Water & Sewer
Revenue, Series B, 5.15% 12/01/25 (Cost $400,000)	400,000	401,092

U.S. Treasury - 16.6%

U.S. Treasury Notes/Bonds
1.5% 8/15/26	1,850,000	1,971,407
2.0% 11/15/26	1,650,000	1,812,293
2.25% 2/15/27	1,000,000	1,117,285
2.375% 5/15/27	2,000,000	2,257,696
3.5% 2/15/39	2,100,000	2,971,951
2.5% 5/15/46	6,900,000	8,556,674
Total U.S. Treasury (Cost $15,262,063)		18,687,306

Common Stocks - 0.2%

Redwood Trust, Inc. (Cost $335,339)	27,000	189,000

Cash Equivalents - 0.8%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.12%(a)	878,004	878,004
Total Cash Equivalents (Cost $878,004)		878,004
Total Investments in Securities (Cost $106,801,294)		111,701,151
Other Assets Less Other Liabilities - 0.7%		769,253
Net Assets - 100%		112,470,404
Net Asset Value Per Share - Investor Class		10.77
Net Asset Value Per Share - Institutional Class		10.77

(a) Rate presented represents the annualized 7-day yield at June 30, 2020.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Foreign domiciled entity
(d) Annual sinking fund
(e) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
June 30, 2020

Municipal Bonds - 95.3%
	% of Net	$ Principal
	Assets	Amount	$ Value
Arizona	0.4
Arizona Industrial Development Authority, Revenue,
Lincoln South Beltway Project, Series 2020, 5.0%, 2/01/23		100,000	110,779

California	0.7
San Diego County Regional Airport Authority, Subordinate Airport
Revenue, Series 2017B, AMT, 5.0%, 7/01/25		200,000	236,722

Colorado	0.3
Colorado Bridge Enterprise, Senior Revenue, Central 70 Project,
Series 2017, AMT, 4.0%, 12/31/23		100,000	109,975

Nebraska	92.3
Bellevue, General Obligation, Refunding, Series 2020A,
3.0%, 9/15/32		500,000	526,900

Blair, Water System Revenue, Series 2016, AMT,
2.65%, 12/15/24		100,000	101,093
2.85%, 12/15/25		100,000	101,182
3.0%, 12/15/26		100,000	101,084
3.1%, 12/15/27		100,000	100,974
3.2%, 12/15/28		100,000	101,012

Buffalo County, General Obligation, Kearney Public Schools
District 0007, Series 2016, 3.0%, 12/15/24		250,000	276,312

Cass County, General Obligation, Refunding, Weeping Water Public
School District 0022, Series 2017
2.05%, 12/15/25		375,000	383,411
2.2%, 12/15/26		250,000	255,875

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	400,356

Columbus, Combined Revenue, Refunding, Series 2016, AGM Insured
4.0%, 12/15/26		100,000	120,533
4.0%, 12/15/27		100,000	120,074

Dawson Public Power District, Electric System Revenue,
Refunding, Series 2016A
2.0%, 6/15/26		170,000	171,479
2.1%, 6/15/27		105,000	105,822
Series 2016B
2.5%, 6/15/28		135,000	136,639
3.0%, 6/15/29		245,000	249,177
3.0%, 6/15/30		355,000	360,726

Dodge County, General Obligation, Refunding, North Bend Central
Public School District 0595, Series 2020, 1.9%, 6/15/32		200,000	202,518

Douglas County, General Obligation,
Omaha Public School District 0001, Series 2016,
5.0%, 12/15/29		350,000	442,757
Refunding, Bennington Public School District 0059,
Series 2015, 2.25%, 12/15/26		250,000	250,987
Westside Community School District 0066, Series 2015,
2.5%, 12/01/22		250,000	262,230

	$ Principal
	Amount	$ Value
Douglas County, Hospital Authority #2, Revenue,
Madonna Rehabilitation Hospital Project, Series 2014,
5.0%, 5/15/26	500,000	565,275
Refunding, Nebraska Medicine, Series 2016
5.0%, 5/15/30	140,000	167,219
4.0%, 5/15/32	700,000	782,411

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, Series 2015
5.0%, 11/01/20	100,000	101,325
5.0%, 11/01/21	100,000	105,259
5.0%, 11/01/22	250,000	272,875

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	379,664

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue, Series 2016, 3.0%, 12/01/25	500,000	561,400

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012,
2.5%, 4/01/21	425,000	430,240

Lincoln, Electric System Revenue, Refunding,
Series 2012, 5.0%, 9/01/28, Pre-Refunded 9/01/22 @ 100	1,000,000	1,099,010

Lincoln, General Obligation, Highway Allocation Fund,
Refunding, Series 2016
5.0%, 5/15/22	100,000	108,794
5.0%, 5/15/23	135,000	153,163

Madison County, Hospital Authority #1, Revenue, Refunding,
Faith Regional Health Services Project, Series 2017A
5.0%, 7/01/21	475,000	492,114
5.0%, 7/01/23	250,000	276,297

Metropolitan Utilities District of Omaha, Gas System Revenue,
Series 2018, 4.0%, 12/01/27	450,000	514,224

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding,
2012 Series A, 5.0%, 4/01/29	300,000	321,450
2016 Series A
5.0%, 4/01/21	250,000	258,397
5.0%, 4/01/27	350,000	437,710

Nebraska, Certificates of Participation,
Series 2017B, 1.35%, 7/15/20	785,000	785,251
Series 2015C, 1.7%, 9/15/20	200,000	200,226
Series 2018A, 2.1%, 7/15/21	860,000	874,835

Nebraska Educational, Health, Cultural, and Social Services
Finance Authority, Revenue, Refunding, Immanuel Retirement
Communities Obligated Group, Series 2019A, 4.0%, 1/01/34	110,000	122,484

Nebraska Investment Finance Authority, Single Family Housing Revenue,
2016 Series C, 1.85%, 3/01/23	100,000	102,895
2019 Series A, 2.05%, 9/01/24	120,000	125,460

	$ Principal
	Amount	$ Value
Nebraska Public Power District, Revenue,
2012 Series A
4.0%, 1/01/21	500,000	509,285
5.0%, 1/01/21	500,000	511,770
2015 Series A-2
5.0%, 1/01/24	225,000	240,588
5.0%, 1/01/24, Pre-Refunded 1/01/22 @ 100	25,000	26,731
2016 Series C, 5.0%, 1/01/35	480,000	570,202

Nebraska State Colleges, Facilities Corp., Deferred Maintenance
Revenue, Refunding, Series 2016, AGM Insured, 4.0%, 7/15/28	750,000	859,665

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	250,458

Omaha-Douglas County, General Obligation, Public Building
Commission,
Series 2014, 5.0%, 5/01/26, Pre-Refunded 5/01/22 @ 100	725,000	787,437
Series 2020B Bonds of the Series 2019B, 5.0%, 5/01/32	550,000	709,786

Omaha, General Obligation, Refunding,
Series 2012B, 3.0%, 11/15/24	400,000	422,520
Various Purpose and Refunding, Series 2016A
4.0%, 4/15/22	315,000	335,862
4.0%, 4/15/23	185,000	203,678

Omaha Public Facilities Corp., Lease Revenue, Refunding,
Omaha Baseball Stadium Project, Series 2016A, 4.0%, 6/01/28	585,000	642,277
Series 2019C
4.0%, 4/01/33	340,000	399,493
4.0%, 4/01/39	500,000	572,570

Omaha Public Power District, Electric System Revenue,
2015 Series A, 2.85%, 2/01/27	500,000	538,010

Omaha, Sanitary Sewerage System Revenue,
Refunding, Series 2016
5.0%, 4/01/26	250,000	310,968
4.0%, 4/01/31	350,000	407,099
Series 2014, 5.0%, 11/15/22	200,000	222,034

Omaha, Special Tax Revenue Redevelopment,
Series 2019A, 4.0%, 1/15/33	260,000	310,310

Papillion, General Obligation, Tax Supported Recreational Facilities,
Series 2017, 3.0%, 9/15/24	420,000	438,144

Papillion-La Vista, General Obligation, Sarpy County
School District #27, Refunding, Series 2017A
2.05%, 12/01/24	150,000	153,962
2.2%, 12/01/25	150,000	154,013
2.3%, 12/01/26	275,000	281,820

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement,
Refunding,
Series 2015
2.0%, 12/15/20	100,000	100,128
2.25%, 12/15/21	100,000	100,130
Series 2017, 5.0%, 12/15/26, Pre-Refunded 6/15/22 @ 100	185,000	201,992

Public Power Generation Agency, Revenue, Refunding,
Whelan Energy Center Unit 2, 2015 Series A, 5.0%, 1/01/28	200,000	235,542

Sarpy County, General Obligation, Bellevue Public School
District 0001, Series 2017, 5.0%, 12/15/29	550,000	694,524

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Sarpy County, Certificates of Participation,
Series 2016, 1.75%, 6/15/26		500,000	505,935

Seward County, Limited Tax General Obligation, Refunding,
Series 2019, 3.0%, 12/15/30		605,000	645,045

Southeast Community College Area, Certificates of Participation,
Series 2018, 3.0%, 12/15/22		400,000	425,444

Thayer County, General Obligation Hospital, Refunding,
Series 2017, 1.3%, 9/01/20		400,000	400,524

University of Nebraska, Facilities Corp., Revenue, Refunding,
Health Center and College of Nursing Projects, Series 2016,
5.0%, 7/15/29		380,000	468,263

University of Nebraska, University Revenue,
Kearney Student Housing Project, Series 2017,
Escrowed to Maturity
3.0%, 7/01/25		100,000	112,640
2.5%, 7/01/26		210,000	234,784
3.0%, 7/01/27		100,000	116,795
Refunding, Lincoln Student Fees and Facilities
	Series 2012, 5.0%, 7/01/23, Pre-Refunded 7/01/22 @ 100	250,000	273,433
Refunding, Omaha Student Housing Project,
	Series 2017A, 5.0%, 5/15/30, Pre-Refunded 11/15/27 @ 100	100,000	132,179

Upper Republican Natural Resources District, Limited Obligation Occupation
Tax, River Flow Enhancement, Refunding, Series 2017B, AGM Insured
4.0%, 12/15/25		245,000	264,524
4.0%, 12/15/27		395,000	425,759

Village of Boys Town, Revenue, Refunding, Boys Town Project,
Series 2017, 3.0%, 9/01/28		700,000	795,452

Washington County, General Obligation, Refunding, Blair Community
School District 0001, Series 2015, 2.5%, 12/15/24		305,000	305,967
			30,306,861
Texas	0.9
Austin, Airport System Revenue, Series 2017B, AMT,
5.0%, 11/15/26		250,000	304,497

Washington	0.7
Port of Seattle, Intermediate Lien Revenue,
Series 2017C, AMT, 5.0%, 5/01/26		200,000	237,976
Total Municipal Bonds (Cost $30,186,263)			31,306,810

Cash Equivalents - 4.0%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.12%(a)		1,299,204	1,299,204
Total Cash Equivalents (Cost $1,299,204)			1,299,204
Total Investments in Securities (Cost $31,485,467)			32,606,014
Other Asset Less Other Liabilities - 0.7%			241,704
Net Assets - 100%			32,847,718
Net Asset Value Per Share			10.21

(a) Rate presented represents the annualized 7-day yield at June 30, 2020.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

SHORT DURATION INCOME FUND

Schedule of Investments
June 30, 2020

Corporate Bonds - 19.3%	$ Principal
	Amount	$ Value
Air Canada 7.75% 4/15/21(b) (c)	250,000	250,906

American Airlines Group Inc. 3.75% 3/01/25(b)	750,000	349,958

American Tower Corp. 2.25% 1/15/22	5,000,000	5,125,943

Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	2,000,000	2,115,991

Boeing Co. 4.508% 5/1/2023	1,000,000	1,056,593

Boston Properties LP 3.125% 9/01/23	9,560,000	10,140,567

Calumet Specialty Products Partners LP 7.625% 1/15/22	900,000	862,664

Carlisle Companies Inc. 3.5% 12/01/24	500,000	541,688

CenturyLink, Inc. 6.75% 12/01/21 (Qwest Corp.)	1,150,000	1,215,657

Colfax Corp. 6.0% 2/15/24(b)	1,000,000	1,033,855

Computer Sciences Corp. 4.45% 9/15/22	325,000	337,084

Cox Communications, Inc. 3.25% 12/15/22(b)	5,000,000	5,272,522

Diamondback Energy, Inc. 2.875% 12/01/24	3,379,000	3,388,007

Discovery, Inc. 2.95% 3/20/23	2,277,000	2,394,010

Energy Transfer Operating LP 5.2% 2/01/22	3,500,000	3,663,939

EQT Corp. 3.0% 10/01/22	1,180,000	1,101,088

Equifax Inc. 2.3% 6/01/21	2,900,000	2,943,123

First Republic Bank 2.5% 6/06/22	4,200,000	4,325,082

FLIR Systems, Inc. 3.125% 6/15/21	4,971,000	5,059,021

General Motors Financial Company, Inc. 3.55% 4/09/21	1,250,000	1,265,186

Goldman Sachs Group, Inc. 2.6% 12/27/20	1,500,000	1,514,944

JPMorgan Chase & Co. 3.375% 5/01/23	3,956,000	4,234,021

Kimco Realty Corp. 3.125% 06/01/2023	495,000	505,086

Kinder Morgan, Inc. 3.95% 9/01/22	2,000,000	2,109,577

L Brands, Inc. 5.625% 2/15/2022	4,000,000	3,918,900

Lennar Corp. 4.75% 4/01/21	558,000	566,010

Level 3 Parent LLC 5.25% 3/15/26	1,455,000	1,502,528

Lexington Realty Trust 4.4% 6/15/2024	379,000	387,517

Markel Corp. 4.9% 7/01/22	3,850,000	4,127,969

Matador Resources Co. 5.875% 9/15/26	500,000	371,185

MetLife Global Funding I 2.4% 6/17/22(b)	1,000,000	1,037,288

	$ Principal
	Amount	$ Value
MPLX LP
6.25% 10/15/22	210,000	212,581
3.375% 3/15/23	1,000,000	1,045,831

NGL Energy Partners LP
7.5% 11/01/23	4,555,000	3,794,839
6.125% 3/01/25	1,490,000	1,130,381

NXP BV 4.625% 06/01/2023(b) (c)	3,500,000	3,842,050

Occidental Petroleum Corp. 2.6% 8/13/21	1,000,000	979,975

Parsley Energy LLC 5.25% 8/15/25(b)	663,000	639,129

PDC Energy, Inc. 6.125% 9/15/24	1,200,000	1,120,374

QVC, Inc. 4.375% 3/15/23	3,000,000	3,014,700

RELX plc 3.5% 3/16/23	1,800,000	1,920,212

Silversea Cruise Holding Ltd. 7.25% 2/01/25(b) (c)	3,545,000	3,354,084

Simon Property Group, LP 2.75% 2/01/23	1,593,000	1,656,437

Sprint Spectrum Co. LLC 3.36% 3/20/23(b) (d)	2,218,750	2,249,247

T-Mobile USA, Inc. 3.5% 04/15/2025(b)	1,000,000	1,091,895

Tempur Sealy International, Inc. 5.625% 10/15/23	1,478,000	1,498,167

U.S. Bancorp
2.35% 1/29/21	14,000,000	14,135,340
2.4% 7/30/24	500,000	532,521

United Rentals, Inc. 5.5% 07/15/25	2,000,000	2,054,810

Wells Fargo & Co.
4.6% 4/01/21	5,745,000	5,923,186
2.1% 7/26/21	10,100,000	10,282,047
3.5% 3/08/22	7,900,000	8,276,849

WM. Wrigley Jr. Co. 3.375% 10/21/20(b)	700,000	704,683

WPX Energy, Inc. 5.25% 10/15/27	600,000	561,526

Xerox Corp.
4.5% 5/15/21	375,000	378,767
4.125% 03/15/23	1,370,000	1,372,206
Total Corporate Bonds (Cost $141,304,889)		144,489,746

Corporate Convertible Bonds - 2.6%

Redwood Trust, Inc.
4.75% 8/15/23	12,500,000	11,294,308
5.625% 7/15/24	6,300,000	5,459,847
5.75% 10/01/25(b)	3,000,000	2,473,698
Total Corporate Convertible Bonds (Cost $20,652,049)		19,227,853

Asset-Backed Securities - 28.0%	$ Principal
	Amount	$ Value
American Credit Acceptance Receivables Trust (ACAR)(b)
2019-2 CL A — 2.85% 7/12/22	138,546	138,797
2019-4 CL A — 2.18% 2/13/23	1,724,615	1,732,858
2020-1 CL A — 1.89% 4/13/23	2,244,946	2,257,043
2019-4 CL B — 2.43% 10/12/23	2,500,000	2,533,529
2020-1 CL B — 2.08% 12/13/23	2,500,000	2,515,781
2020-2 CL A — 1.65% 12/13/23	1,590,195	1,598,537

Amur Equipment Finance Receivables VIII LLC (AXIS)(b)
2020-1A CL A2 — 1.68% 8/20/25	1,400,000	1,403,022

ARI Fleet Lease Trust (ARIFL)(b)
2018-B CL A2 — 3.22% 8/16/27	588,078	595,194
2019-A CL A2A — 2.41% 11/15/27	785,814	797,635
2020-A CL A2 — 1.77% 8/15/28	1,750,000	1,764,080

Ascentium Equipment Receivables Trust (ACER)(b)
2017-1A CL D — 3.8% 1/10/24	490,000	497,922

Avant Loans Funding Trust (AVNT)(b)
2019-B CL A — 2.72% 10/15/26	638,252	639,578

BCC Funding XVI LLC (BCCFC)(b)
2019-1A CL A2 — 2.46% 8/20/24	4,500,000	4,540,457

CarMax Auto Owner Trust (CARMX)
2017-2 CL C — 2.6% 2/15/23	1,070,000	1,076,051

Carvana Auto Receivables Trust (CRVNA)(b)
2019-2A CL A2 — 2.6% 1/18/22	916,364	917,601
2019-1A CL B — 3.29% 8/15/23	5,000,000	5,096,151
2019-1A CL C — 3.5% 2/15/24	300,000	305,951
2019-3A CL B — 2.51% 4/15/24	400,000	405,574

Chesapeake Funding II LLC (CFII)(b)
2017-2A CL D - 3.71% 5/15/29	1,670,000	1,685,626
2017-3A CL D - 3.38% 8/15/29	385,000	389,607

Commercial Credit Group Receivables Trust (CCG)(b)
2019-1 CL B — 3.22% 9/14/26	250,000	256,232
2019-2 CL A2 — 2.11% 3/15/27	2,500,000	2,529,461

Conn Funding II, LP (CONN)(b)
2018-A CL A — 3.25% 1/15/23	141,592	140,836
2019-A CL A — 3.4% 10/16/23	194,316	192,134
2019-B CL A — 2.66% 6/17/24	661,503	652,562

Dell Equipment Finance Trust (DEFT)(b)
2017-2 CL C — 2.73% 10/24/22	2,579,000	2,583,466
2019-1 CL C — 3.14% 3/22/24	2,750,000	2,779,226

Drive Auto Receivables Trust (DRIVE)
2019-4 CL A2A — 2.32% 6/15/22	738,205	740,320
2017-1 CL D — 3.84% 3/15/23	3,913,254	3,972,637
2018-2 CL C — 3.63% 8/15/24	2,215,039	2,227,284

DT Auto Owner Trust (DTAOT)(b)
2016-4A CL D — 3.77% 10/17/22	474,274	475,540
2019-3A CL B — 2.6% 5/15/23	2,600,000	2,631,376
2019-4A CL A — 2.17% 5/15/23	1,095,159	1,101,898
2018-3A CL C — 3.79% 7/15/24	7,000,000	7,131,830

Enterprise Fleet Financing LLC (EFF)(b)
2017-2 CL A3 — 2.22% 1/20/23	767,231	771,790
2019-2 CL A2 — 2.29% 2/20/25	2,461,120	2,504,402
2020-1 CL A2 — 1.78% 12/22/25	3,500,000	3,544,241

	$ Principal
	Amount	$ Value
Exeter Automobile Receivables Trust (EART)(b)
2019-3A CL A — 2.59% 9/15/22	553,351	555,651
2020-1A CL A — 2.05% 6/15/23	2,254,645	2,268,588
2017-3A CL C — 3.68% 7/17/23	1,096,000	1,116,184
2020-2A CL A — 1.13% 8/15/23	1,750,000	1,752,741

First Investors Auto Owners Trust (FIAOT)(b)
2019-2A CL A — 2.21% 9/16/24	1,758,960	1,782,239

Foundation Finance Trust (FFIN)(b)
2019-1A CL A — 3.86% 11/15/34	2,671,430	2,699,470

Foursight Capital Automobile Receivables Trust (FCRT)(b)
2017-1 CL B — 3.05% 12/15/22	1,090,000	1,096,334
2020-1 CL A2 — 1.97% 9/15/23	2,500,000	2,523,749

Freedom Financial (FREED)(b)
2019-1 CL A — 3.42% 6/18/26	771,746	774,140
2020-FP1 CL A — 2.52% 3/18/27	1,934,309	1,931,603

GLS Auto Receivables Trust (GCAR)(b)
2018-1A CL A — 2.82% 7/15/22	980,590	983,690
2018-3A CL A — 3.35% 8/15/22	216,814	217,843
2019-2A CL A — 3.06% 4/17/23	865,092	874,594
2019-3A CL A — 2.58% 7/17/23	1,336,538	1,352,661
2019-4A CL A — 2.47% 11/15/23	2,451,015	2,481,481
2020-1A CL A — 2.17% 2/15/24	3,583,706	3,625,126
2020-2A CL A — 1.58% 8/15/24	3,000,000	3,005,921
2020-2A CL B — 3.16% 6/16/25	250,000	257,373

Great America Leasing Receivables Trust (GALC)(b)
2020-1 CL A2 — 1.76% 6/15/22	7,500,000	7,567,718

Hertz Fleet Lease Funding LP (HFLF)(b)
2018-1 CL A1 — 0.67663% 5/10/32
Floating Rate (Mthly LIBOR + 50)	2,393,188	2,384,175
2018-1 CL A2 — 3.23% 5/10/32	1,136,764	1,143,995

Hewlett-Packard Financial Services Equipment Trust (HPEFS)(b)
2019-1A CL A2 — 2.19% 9/20/29	884,091	891,291
2019-1A CL D — 2.72% 9/20/29	1,000,000	984,627
2020-1A CL A2 — 1.73% 2/20/30	1,750,000	1,768,314
2020-1A CL A3 — 1.76% 2/20/30	3,500,000	3,516,151

Hilton Grand Vacations Trust (HGVT)(b)
2020-AA CL A — 2.74% 2/25/39	486,788	492,220

Marlette Funding Trust (MFT)(b)
2018-1A CL C — 3.69% 3/15/28	1,791,402	1,785,666
2018-3A CL A — 3.2% 9/15/28	178,725	178,622
2018-4A CL A — 3.71% 12/15/28	629,196	635,353
2019-1A CL A — 3.44% 4/16/29	558,922	564,343
2019-2A CL A — 3.13% 7/16/29	1,144,581	1,155,025
2019-3A CL A — 2.69% 9/17/29	2,226,325	2,240,833
2019-4A CL A — 2.39% 12/17/29	2,357,072	2,367,497
2020-1A CL A — 2.24% 3/15/30	1,484,323	1,490,605

MMAF Equipment Finance LLC (MMAF)(b)
2016-AA CL A4 — 1.76% 1/17/23	1,419,921	1,426,504

Octane Receivables Trust (OCTL)(b)
2019-1A CL A — 3.16% 9/20/23	3,486,097	3,475,930

OneMain Direct Auto Receivables Trust (ODART)(b)
2017-2A CL B — 2.55% 11/14/23	1,691,574	1,693,062
2017-2A CL C — 2.82% 7/15/24	900,000	903,293
2017-2A CL D — 3.42% 10/15/24	500,000	502,623

	$ Principal
	Amount	$ Value
OneMain Financial Issuance Trust (OMFIT)(b)
2016-1A CL B — 4.57% 2/20/29	1,013,230	1,014,561
2018-1A CL B — 3.61% 3/14/29	1,500,000	1,509,059
2017-1A CL A1 — 2.37% 9/14/32	3,802,948	3,815,330

Pawnee Equipment Receivables LLC (PWNE)(b)
2019-1 CL A2 — 2.29% 10/15/24	9,500,000	9,564,990

Prosper Marketplace Issuance Trust (PMIT)(b)
2019-1A CL A — 3.54% 4/15/25	90,061	90,067
2019-1A CL B — 4.03% 4/15/25	4,000,000	3,939,664
2019-3A CL A — 3.19% 7/15/25	1,563,297	1,569,732
2019-2A CL A — 3.2% 9/15/25	230,708	231,180

Santander Drive Auto Receivables Trust (SDART)
2020-1 CL A2A — 2.07% 1/17/23	2,000,000	2,016,619

Securitized Term Auto Receivables Trust (SSTRT)(b) (c)
2019-CRTA CL B — 2.453% 3/25/26	1,498,649	1,518,547
2019-CRTA CL C — 2.849% 3/25/26	1,123,986	1,141,056

Sierra Timeshare Receivables Funding LLC (SRFC)(b)
2019-2A CL A — 2.59% 5/20/36	1,241,190	1,243,402
2019-2A CL B — 2.82% 5/20/36	155,149	151,794

Small Business Lending Trust (SBIZ)(b)
2020-A CL A — 2.62% 12/15/26	1,983,144	1,914,126

Social Professional Loan Program LLC (SOFI)(b)
2018-A CL A2A — 2.39% 2/25/42	508,414	509,553
2019-B CL A1FX — 2.78% 8/17/48	2,085,696	2,101,820

SoFi Consumer Loan Program LLC (SCLP)(b)
2016-2 CL A — 3.09% 10/27/25	186,487	187,054
2016-3 CL A — 3.05% 12/26/25	25,328	25,356
2017-1 CL A — 3.28% 1/26/26	84,005	84,314
2018-4 CL C — 4.17% 11/26/27	3,450,000	3,419,589
2019-2 CL A — 3.01% 4/25/28	1,094,941	1,110,674
2019-3 CL A — 2.9% 5/25/28	3,192,289	3,237,697
2019-4 CL A — 2.45% 8/25/28	1,511,443	1,528,735
2020-1 CL A — 2.02% 1/25/29	1,702,073	1,720,889

United Auto Credit Securitization Trust (UACST)(b)
2020-1A CL A — 0.85% 5/10/22	2,000,000	2,002,428

Upgrade Receivables Trust (UPGR)(b)
2019-1A CL A — 3.48% 3/15/25	119,314	119,326
2019-1A CL B — 4.09% 3/15/25	6,800,000	6,704,590

Upstart Securitization Trust (UPST)(b)
2017-1 CL C — 6.35% 6/20/24	1,438,491	1,439,006
2017-2 CL C — 5.59% 3/20/25	1,978,355	1,953,164
2018-1 CL C — 4.997% 8/20/25	1,549,220	1,545,767
2018-2 CL B — 4.445% 12/22/25	1,020,989	1,023,153
2018-2 CL C — 5.494% 12/22/25	2,750,000	2,708,174
2019-2 CL B — 3.734% 9/20/29	1,250,000	1,215,616
2019-3 CL A — 2.684% 1/21/30	3,672,887	3,695,087
2020-1 CL A — 2.322% 4/22/30	4,369,710	4,378,446

Westlake Automobile Receivables Trust (WLAKE)(b)
2018-3A CL A2A — 2.98% 1/18/22	151,973	152,132
2020-2A CL A2A — 0.93% 2/15/24	4,000,000	4,002,914

World Omni Select Auto Trust (WOSAT)
2019-A CL A2A — 2.06% 8/15/23	2,843,473	2,867,306
Total Asset-Backed Securities (Cost $208,045,452)		209,046,381

Commercial Mortgage-Backed Securities - 6.4%	$ Principal
	Amount	$ Value
BXMT Ltd. (BXMT)(b) (c)
2017-FL1 CL A — 1.06388% 6/15/35
Floating Rate (Mthly LIBOR + 87)	233,738	232,979

Exantas Capital Corp. Ltd. (XAN)(b) (c)
2018-RS06 CL A — 1.02388% 6/15/35
Floating Rate (Mthly LIBOR + 83)	926,750	924,637
2018-RS06 CL D — 2.69388% 6/15/35
Floating Rate (Mthly LIBOR + 250)	6,000,000	5,704,596
2019-RS07 CL A — 1.19388% 4/15/36
Floating Rate (Mthly LIBOR + 100)	3,919,713	3,802,122

GPMT Ltd. (GPMT)(b) (c)
2018-FL1 CL C — 2.34388% 11/19/35
Floating Rate (Mthly LIBOR + 215)	7,300,000	6,344,912
2018-FL1 CL D — 3.14388% 11/21/35
Floating Rate (Mthly LIBOR + 295)	4,500,000	3,667,077

Hilton USA Trust (HILT)(b)
2016-SFP CL E — 5.519097% 11/05/35	4,300,000	4,129,064

PFP Ltd. (PFP)(b) (c)
2019-5 CL B — 1.84513% 4/14/36
Floating Rate (Mthly LIBOR + 165)	2,500,000	2,393,897
2019-5 CL C — 2.19513% 4/14/36
Floating Rate (Mthly LIBOR + 200)	500,000	470,000

ReadyCap Commercial Mortgage Trust (RCMT)(b)
2020-FL4 CL A — 2.35% 2/25/35
Floating Rate (Mthly LIBOR + 215)	4,000,000	4,006,000
2018-FL2 CL C — 2.0845% 6/25/35
Floating Rate (Mthly LIBOR + 190)	750,000	683,403
2018-FL2 CL D — 2.8845% 6/25/35
Floating Rate (Mthly LIBOR + 270)	10,200,000	9,033,637

RETL (RETL)(b)
2019-RVP CL C — 2.28475% 3/15/36
Floating Rate (Mthly LIBOR + 210)	2,750,000	2,437,301

VMC Finance LLC (VMC)(b)
2018-FL2 CL C — 2.14388% 10/15/35
Floating Rate (Mthly LIBOR + 195)	4,200,000	3,901,562
Total Commercial Mortgage-Backed Securities (Cost $51,467,315)		47,731,187

Mortgage-Backed Securities - 21.4%

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 3/15/25	859,215	900,526
4107 CL LW — 1.75% 8/15/27	3,920,505	3,981,495
4281 CL AG — 2.5% 12/15/28	625,525	635,749
4107 CL LA — 2.5% 5/15/31	6,957,616	7,196,202
3003 CL LD — 5.0% 12/15/34	785,547	910,893
2952 CL PA — 5.0% 2/15/35	369,444	406,784
3620 CL PA — 4.5% 12/15/39	768,578	840,095
3842 CL PH — 4.0% 4/15/41	872,431	954,457
		15,826,201
Pass-Through Securities
G18190 — 5.5% 6/01/22	5,819	6,019
G13300 — 4.5% 5/01/23	48,444	51,373
G18296 — 4.5% 2/01/24	133,329	141,092
G18306 — 4.5% 4/01/24	286,579	304,641
G13517 — 4.0% 5/01/24	203,992	215,787
G18308 — 4.0% 5/01/24	296,710	313,971
E02804 — 3.0% 12/01/25	1,392,034	1,465,292
J13949 — 3.5% 12/01/25	2,080,708	2,190,050

	$ Principal
	Amount	$ Value
J14649 — 3.5% 4/01/26	1,680,305	1,766,615
E02948 — 3.5% 7/01/26	3,739,498	3,935,124
J16663 — 3.5% 9/01/26	3,601,175	3,790,878
E03033 — 3.0% 2/01/27	2,144,988	2,259,198
ZS8692 — 2.5% 4/01/33	1,797,032	1,886,543
G01818 — 5.0% 5/01/35	998,518	1,146,704
		19,473,287
		35,299,488
Federal National Mortgage Association
Collateralized Mortgage Obligations
2010-145 CL PA — 4.0% 10/25/24	76,611	77,142
2010-54 CL WA — 3.75% 6/25/25	324,892	333,717
		410,859
Pass-Through Securities
357985 — 4.5% 9/01/20	1,024	1,080
888595 — 5.0% 1/01/22	16,384	17,234
888439 — 5.5% 6/01/22	23,756	24,310
AR8198 — 2.5% 3/01/23	1,648,910	1,728,122
MA1502 — 2.5% 7/01/23	1,466,202	1,536,637
995960 — 5.0% 12/01/23	104,358	109,807
AD0629 — 5.0% 2/01/24	112,170	117,988
930667 — 4.5% 3/01/24	236,751	252,535
890112 — 4.0% 4/01/24	181,532	192,060
995693 — 4.5% 4/01/24	238,117	251,148
AA4315 — 4.0% 4/01/24	383,681	406,060
AA5510 — 4.0% 4/01/24	93,232	98,626
MA0043 — 4.0% 4/01/24	141,688	149,967
995692 — 4.5% 5/01/24	228,662	243,679
995755 — 4.5% 5/01/24	344,671	367,366
931739 — 4.0% 8/01/24	108,704	115,056
AD7073 — 4.0% 6/01/25	352,677	373,020
AE0031 — 5.0% 6/01/25	250,558	263,768
AL0471 — 5.5% 7/01/25	582,362	614,956
310139 — 3.5% 11/01/25	2,470,531	2,598,645
AB1769 — 3.0% 11/01/25	1,169,928	1,238,780
AH3429 — 3.5% 1/01/26	6,487,828	6,828,276
AB2251 — 3.0% 2/01/26	1,483,443	1,577,546
AB3902 — 3.0% 11/01/26	1,043,970	1,099,394
AB4482 — 3.0% 2/01/27	2,426,246	2,554,588
AK3264 — 3.0% 2/01/27	2,656,212	2,797,517
AL1366 — 2.5% 2/01/27	1,927,173	2,022,752
AB6291 — 3.0% 9/01/27	1,076,215	1,132,070
MA3189 — 2.5% 11/01/27	1,868,093	1,957,834
MA3791 — 2.5% 9/01/29	3,985,245	4,185,531
BM5708 — 3.0% 12/01/29	2,561,382	2,693,451
MA0587 — 4.0% 12/01/30	2,998,746	3,230,111
BA4767 — 2.5% 1/01/31	2,116,751	2,221,205
AS7698 — 2.5% 8/01/31	1,986,080	2,090,165
AS7701 — 2.5% 8/01/31	2,652,957	2,827,785
555531 — 5.5% 6/01/33	1,998,969	2,282,239
MA3540 — 3.5% 12/01/33	2,879,041	3,026,849
725232 — 5.0% 3/01/34	182,700	209,706
995112 — 5.5% 7/01/36	875,756	1,005,615
		54,443,478
		54,854,337

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 12/20/26	4,627,507	4,861,135

Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)(b) (f)
2019-3 CL A1 — 2.724% 11/25/59	3,593,753	3,671,940

	$ Principal
	Amount
	or Shares	$ Value
Citigroup Mortgage Loan Trust, Inc. (CMLTI)(b) (e)
2014-A CL A — 4.0% 1/25/35	793,704	838,947

COLT Funding LLC (COLT)(b) (e)
2019-4 CL A1 — 2.579% 11/25/49	3,520,979	3,564,460

Deephaven Residential Mortgage Trust (DRMT)(b) (e)
2018-4A CL A1 — 4.08% 10/25/58	2,268,841	2,294,072
2019-3A CL A1 — 2.964% 7/25/59	2,979,583	3,034,222
2019-4A CL A1 — 2.791% 10/25/59	1,184,569	1,200,089

Flagstar Mortgage Trust (FSMT)(b) (e)
2017-1 CL 2A2 — 3.0% 3/25/47	2,037,928	2,126,070

J.P. Morgan Mortgage Trust (JPMMT)(b) (e)
2014-2 CL 2A2 — 3.5% 6/25/29	1,907,942	1,970,980
2014-5 CL A1 — 2.959663% 10/25/29	4,455,424	4,650,398
2016-3 CL 2A1 — 3.0% 10/25/46	3,814,220	3,968,346
2017-3 CL 2A2 — 2.5% 8/25/47	8,070,495	8,282,142
2018-6 CL 2A2 — 3.0% 12/25/48	2,793,964	2,914,634

Sequoia Mortgage Trust (SEMT)(e)
2012-4 CL A1 — 3.5% 9/25/42	1,331,152	1,388,400
2013-4 CL A3 — 1.55% 4/25/43	3,970,523	3,986,498
2017-CH1 CL A11 — 3.5% 8/25/47(b)	1,092,123	1,102,768
2018-CH2 CL A12 — 4.0% 6/25/48(b)	2,266,781	2,293,903
2018-CH4 CL A10 — 4.5% 10/25/48(b)	2,618,893	2,650,664
2019-CH2 CL A1 — 4.5% 8/25/49(b)	924,819	954,745
2019-CH3 CL A10 — 4.0% 9/25/49(b)	2,405,297	2,466,773
2019-4 CL A4 — 3.5% 11/25/49(b)	2,173,314	2,227,939
2019-5 CL A4 — 3.5% 12/25/49(b)	2,955,738	3,040,120
2020-1 CL A4 — 3.5% 2/25/50(b)	789,654	808,796
2020-2 CL A4 — 3.5% 3/25/50(b)	2,507,090	2,586,996
2020-3 CL A4 — 3.0% 4/25/50(b)	2,579,520	2,673,598
		64,697,500
Total Mortgage-Backed Securities (Cost $153,671,120)		159,712,460

Taxable Municipal Bonds - 0.1%

Kansas Development Finance Authority Revenue, Series 2015H
2.927% 4/15/21 (Cost $750,000)	750,000	757,965

U.S. Treasury - 17.9%

U.S. Treasury Notes
2.0% 11/30/20	4,000,000	4,030,312
1.125% 2/28/21	15,000,000	15,094,043
2.25% 3/31/21	12,000,000	12,189,375
1.375% 4/30/21	10,000,000	10,100,391
2.625% 6/15/21	10,000,000	10,236,133
1.125% 7/31/21	15,000,000	15,154,980
2.0% 7/31/22	17,000,000	17,651,777
2.0% 2/15/23	7,000,000	7,335,234
1.5% 2/28/23	25,000,000	25,885,254
2.0% 5/31/24	15,000,000	16,043,848
Total U.S. Treasury (Cost $129,531,923)		133,721,347

Common Stocks - 0.4%

Redwood Trust, Inc. (Cost $4,158,141)	410,000	2,870,000

Cash Equivalents - 3.5%
	Shares	$ Value
State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.12%(a)	26,605,636	26,605,636
Total Cash Equivalents (Cost $26,605,636)		26,605,636
Total Investments in Securities (Cost $736,186,525)		744,162,575
Other Assets Less Other Liabilities - 0.4%		2,982,401
Net Assets - 100%		747,144,976
Net Asset Value Per Share - Investor Class		12.30
Net Asset Value Per Share - Institutional Class		12.32

(a) Rate presented represents the annualized 7-day yield at June 30, 2020.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Foreign domiciled entity
(d) Annual sinking fund
(e) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(f) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at June 30, 2020.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

ULTRA SHORT GOVERNMENT FUND

Schedule of Investments
June 30, 2020

Corporate Bonds - 2.5%	$ Principal
	Amount	$ Value
Berkshire Hathaway Inc. 2.2% 3/15/21	500,000	506,027

Enterprise Products Partners LP 2.8% 2/15/21	200,000	202,778

UnitedHealth Group Inc. 2.7% 7/15/20	700,000	700,612

WM. Wrigley Jr. Co. 3.375% 10/21/20(b)	700,000	704,683
Total Corporate Bonds (Cost $2,099,008)		2,114,100

Asset-Backed Securities - 11.7%

American Credit Acceptance Receivables Trust (ACAR)(b)
2019-2 CL A — 2.85% 7/12/22	69,273	69,399
2020-1 CL A — 1.89% 4/13/23	374,158	376,174

ARI Fleet Lease Trust (ARIFL)(b)
2018-A CL A2 — 2.55% 10/15/26	313,306	314,244
2019-A CL A2A — 2.41% 11/15/27	602,458	611,521

Ascentium Equipment Receivables Trust (ACER)(b)
2017-1A CL B — 2.85% 10/10/21	425,000	430,186

Carvana Auto Receivables Trust (CRVNA)(b)
2019-2A CL B — 2.74% 12/15/23	350,000	356,234

Drive Auto Receivables Trust (DRIVE)
2018-2 CL C — 3.63% 8/15/24	362,461	364,465

DT Auto Owner Trust (DTAOT)(b)
2016-4A CL D — 3.77% 10/17/22	278,379	279,122
2019-4A CL A — 2.17% 5/15/23	306,644	308,531

Enterprise Fleet Financing LLC (EFF)(b)
2017-1 CL A3 — 2.6% 7/20/22	512,194	512,737

Exeter Automobile Receivables Trust (EART)(b)
2020-1A CL A — 2.05% 6/15/23	346,869	349,014

First Investors Auto Owners Trust (FIAOT)(b)
2017-1A CL D — 3.6% 4/17/23	317,000	322,333

Freedom Financial (FREED)(b)
2019-1 CL A — 3.42% 6/18/26	257,249	258,047

GLS Auto Receivables Trust (GCAR)(b)
2018-1A CL A — 2.82% 7/15/22	578,517	580,346
2019-3A CL A — 2.58% 7/17/23	133,654	135,266

Great America Leasing Receivables Trust (GALC)(b)
2020-1 CL A2 — 1.76% 6/15/22	737,000	743,655

Marlette Funding Trust (MFT)(b)
2018-2A CL B — 3.61% 7/17/28	292,649	294,055
2018-3A CL A — 3.2% 9/15/28	9,820	9,814
2019-2A CL A — 3.13% 7/16/29	228,916	231,005

MMAF Equipment Finance LLC (MMAF)(b)
2016-AA CL A4 — 1.76% 1/17/23	613,327	616,170

OneMain Financial Issuance Trust (OMFIT)(b)
2017-1A CL A1 — 2.37% 9/14/32	345,723	346,848

	$ Principal
	Amount
	or Shares	$ Value
Prosper Marketplace Issuance Trust (PMIT)(b)
2019-3A CL A — 3.19% 7/15/25	183,917	184,674
2019-2A CL A — 3.2% 9/15/25	92,283	92,472

Santander Drive Auto Receivables Trust (SDART)
2020-1 CL A2A — 2.07% 1/17/23	250,000	252,077

Social Professional Loan Program LLC (SOFI)(b)
2018-A CL A2A — 2.39% 2/25/42	161,676	162,038

United Auto Credit Securitization Trust (UACST)(b)
2020-1 CL A — 0.85% 5/10/22	250,000	250,304

Upgrade Receivables Trust (UPGR)(b)
2019-1A CL A — 3.48% 3/15/25	39,771	39,775

Upstart Securitization Trust (UPST)(b)
2018-2 CL B — 4.445% 12/22/25	340,330	341,051

Verizon Owner Trust (VZOT)(b)
2018-1A CL A1A — 2.82% 9/20/22	455,880	459,840

Westlake Automobile Receivables Trust (WLAKE)(b)
2020-2A CL A2A — 0.93% 2/15/24	750,000	750,546
Total Asset-Backed Securities (Cost $9,989,846)		10,041,943

U.S. Treasury - 80.5%

U.S. Treasury Notes
1.375% 8/31/20	9,000,000	9,017,960
2.0% 9/30/20	7,500,000	7,534,095
1.625% 10/15/20	17,000,000	17,071,077
1.75% 11/15/20	3,000,000	3,017,461
1.625% 11/30/20	17,300,000	17,402,719
2.75% 11/30/20	9,800,000	9,906,039
2.0% 1/15/21	5,000,000	5,049,707
Total U.S. Treasury (Cost $68,895,331)		68,999,058

Cash Equivalents - 5.0%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.12%(a)	4,298,944	4,298,944
Total Cash Equivalents (Cost $4,298,944)		4,298,944
Total Investments in Securities (Cost $85,283,129)		85,454,045
Other Assets Less Other Liabilities - 0.3%		251,259
Net Assets - 100%		85,705,304
Net Asset Value Per Share		10.02

(a) Rate presented represents the annualized 7-day yield at June 30, 2020.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally, to qualified institutional buyers.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):
(1)	Valuation of Investments
Investments are carried at value determined using the following valuation methods:
•
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.
•
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities that are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•	The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.
•	Money market funds are valued at the quoted net asset value.
•
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third-party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.
(2)	Significant Accounting Policies Relating to Options and Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Ultra Short Government Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.
(3)	Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).
At June 30, 2020, the cost of investments and gross unrealized appreciation and depreciation of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):
	Hickory	Partners III Opportunity	Partners Value	Value	Balanced	Core Plus Income	Nebraska Tax-Free Income	Short Duration Income	Ultra Short Government
Tax Cost	125,680,748	286,054,294	292,149,622	448,514,270	133,084,286	106,857,651	31,485,467	736,186,525	85,283,129

Appreciation	62,292,517	245,115,887	172,283,889	323,675,080	26,955,108	7,584,368	1,121,676	16,514,160	173,952
Depreciation	(11,475,512)	(8,148,509)	(29,800,358)	(8,137,495)	(1,922,653)	(2,740,868)	(1,129)	(8,538,110)	(3,036)
Net	50,817,005	236,967,378	142,483,531	315,537,585	25,032,455	4,843,500	1,120,547	7,976,050	170,916

(1)	Option Transactions Derivative positions open at June 30, 2020, are summarized as follows:
Gross Notional
		Fair Value at June 30, 2020		Amt Outstanding
Fund	Type of Derivative	Asset Derivatives	Liability Derivatives	June 30, 2020
Partners III Opportunity	Call options written	$ -	$ 91,000	$ 2,000,000
	Put options written	$ -	$ -	$ -

(2)	Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:
Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2020	Gross Additions	Gross Reductions	Number of Shares Held June. 30, 2020	Value June. 30, 2020
Intelligent Systems Corp.	1,539,000	-	540,503	998,497	$ 34,028,778

(3)	Concentration of Credit Risk
Approximately 92% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.
(4)	Fair Value Measurements
Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities);
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values are categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments are classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of June 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.
Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks
Communication Services	39,996,173	10,782,200	-	50,778,373
Other	110,126,262	6,500,000	-	116,626,262
Warrants	-	127,500	-	127,500
Cash Equivalents	8,965,618	-	-	8,965,618
Total Investments in Securities	159,088,053	17,409,700	-	176,497,753

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	463,447,828	19,500,000	-	482,947,828
Warrants	-	382,500	-	382,500
Cash Equivalents	39,691,344	-	-	39,691,344
Total Investments in Securities	503,139,172	19,882,500	-	523,021,672
Liabilities:
Securities Sold Short	(84,874,000)	-	-	(84,874,000)
Options Written	(91,000)	-	-	(91,000)

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	420,110,204	-	-	420,110,204
Cash Equivalents	14,522,949	-	-	14,522,949
Total Investments in Securities	434,633,153	-	-	434,633,153

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	728,652,230	-	-	728,652,230
Cash Equivalents	35,399,625	-	-	35,399,625
Total Investments in Securities	764,051,855	-	-	764,051,855

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	64,075,397	-	-	64,075,397
Corporate Bonds	-	11,915,737	-	11,915,737
Asset-Backed Securities	-	8,323,571	-	8,323,571
Commercial Mortgage-Backed Securities	-	482,914	-	482,914
Mortgage-Backed Securities	-	8,407,552	-	8,407,552
U.S. Treasury	-	49,441,827	-	49,441,827
Cash Equivalents	15,469,743	-	-	15,469,743
Total Investments in Securities	79,545,140	78,571,601	-	158,116,741

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	42,500,968	-	42,500,968
Corporate Convertible Bonds	-	1,786,946	-	1,786,946
Asset-Backed Securities	-	32,753,775	-	32,753,775
Commercial Mortgage-Backed Securities	-	10,635,795	-	10,635,795
Mortgage-Backed Securities	-	3,868,265	-	3,868,265
Taxable Municipal Bonds	-	401,092	-	401,092
U.S. Treasury	-	18,687,306	-	18,687,306
Common Stocks	189,000	-	-	189,000
Cash Equivalents	878,004	-	-	878,004
Total Investments in Securities	1,067,004	110,634,147	-	111,701,151

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds	-	31,306,810	-	31,306,810
Cash Equivalents	1,299,204	-	-	1,299,204
Total Investments in Securities	1,299,204	31,306,810	-	32,606,014

Short Duration Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	144,489,746	-	144,489,746
Corporate Convertible Bonds	-	19,227,853	-	19,227,853
Asset-Backed Securities	-	209,046,381	-	209,046,381
Commercial Mortgage-Backed Securities	-	47,731,187	-	47,731,187
Mortgage-Backed Securities	-	159,712,460	-	159,712,460
Taxable Municipal Bonds	-	757,965	-	757,965
U.S. Treasury	-	133,721,347	-	133,721,347
Common Stocks	2,870,000	-	-	2,870,000
Cash Equivalents	26,605,636	-	-	26,605,636
Total Investments in Securities	29,475,636	714,686,939	-	744,162,575

Ultra Short Government
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	2,114,100	-	2,114,100
Asset-Backed Securities	-	10,041,943	-	10,041,943
U.S. Treasury	-	68,999,058	-	68,999,058
Cash Equivalents	4,298,944	-	-	4,298,944
Total Investments in Securities	4,298,944	81,155,101	-	85,454,045

During the three months ended June 30, 2020, there were no transfers into or out of Level 3.
During the three months ended June 30, 2020, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.